UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

      [LOGO] THE WHG FUNDS
             WESTWOOD HOLDINGS GROUP, INC.

      WHG LARGECAP VALUE FUND
      WHG SMIDCAP FUND
      WHG SMALLCAP VALUE FUND
      WHG INCOME OPPORTUNITY FUND
      WHG BALANCED FUND

      ANNUAL REPORT                          OCTOBER 31, 2007

--------------------------------------------------------------------------------

                                                    INVESTMENT ADVISER:
                                                    WESTWOOD MANAGEMENT CORP.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                       WHG FUNDS
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter .....................................................    1

Schedules of Investments
   WHG LargeCap Value Fund ...............................................   13
   WHG SMidCap Fund ......................................................   17
   WHG SmallCap Value Fund ...............................................   21
   WHG Income Opportunity Fund ...........................................   25
   WHG Balanced Fund .....................................................   30

Statements of Assets and Liabilities .....................................   36

Statements of Operations .................................................   38

Statements of Changes in Net Assets
   WHG LargeCap Value Fund ...............................................   40
   WHG SMidCap Fund ......................................................   41
   WHG SmallCap Value Fund ...............................................   42
   WHG Income Opportunity Fund ...........................................   43
   WHG Balanced Fund .....................................................   44

Financial Highlights
   WHG LargeCap Value Fund ...............................................   45
   WHG SMidCap Fund ......................................................   46
   WHG SmallCap Value Fund ...............................................   47
   WHG Income Opportunity Fund ...........................................   48
   WHG Balanced Fund .....................................................   49

Notes to Financial Statements ............................................   50

Report of Independent Registered Public Accounting Firm ..................   59

Disclosure of Fund Expenses ..............................................   60

Trustees and Officers of The Advisor's Inner Circle Fund .................   62

Approval of Investment Advisory Agreements ...............................   70

Notice to Shareholders ...................................................   72
--------------------------------------------------------------------------------

The WHG Funds file their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 877-386-3944; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                       WHG FUNDS

--------------------------------------------------------------------------------

October 31, 2007

Dear Shareholders:

We are pleased to provide you with the annual report for the WHG Funds, managed by Westwood Management Corp., for the fiscal year ended October 31, 2007.

Like all Westwood portfolios, a team of Westwood investment professionals manages the WHG Funds. Each of our portfolio teams is comprised of investment professionals whose experience best suits the needs of the particular portfolio. The management of the WHG Funds is deeply rooted in our 24-year old investment philosophy that seeks to deliver a superior rate of return while controlling risk. Our investment team looks for low risk investment opportunities that not only have attractive valuations but also have prospects for long-term earnings growth that are currently unrecognized by the market. We seek to invest in high quality companies that are typically characterized by strong free cash flow generation, declining debt levels, and rising return on equity. In addition, we favor companies that are led by an experienced management team, who can articulate and execute their business plan.

WHG LARGECAP VALUE FUND

The performance of the WHG LargeCap Value Fund for the fiscal year ended October 31, 2007, was as follows:

--------------------------------------------------------------------------------
                                                                        2007
                                                         6 MONTHS   FISCAL YEAR
                                                         --------   ------------
--------------------------------------------------------------------------------
WHG LARGECAP VALUE FUND                                   10.47%        21.54%
--------------------------------------------------------------------------------
Russell 1000 Value Index                                   0.95%        10.83%
--------------------------------------------------------------------------------

WHG LARGECAP VALUE FUND COMMENTARY

The WHG LargeCap Value Fund outperformed the Russell 1000 Value Index during the fiscal year ended October 31, 2007. The primary contributor to relative performance was performance in the Energy, Financial Services and Materials & Processing sectors. McDermott International, Murphy Oil, and ConocoPhillips were all top performers, as crude oil's price rose to above $90/barrel. Within Financial Services, the best performing securities included Mastercard, which continues to report strong earnings results driven by higher than expected transaction volume. Within Materials & Processing, the best performing security, Freeport-McMoRan Copper & Gold, continues to benefit from sustained strength in copper prices, which remain supported by strong demand and low inventories around the world.

The primary detractors to relative performance were security selection in the Technology sector. Motorola, which was negatively impacted by the announcement of

THE ADVISORS' INNER CIRCLE FUND                                       WHG FUNDS

--------------------------------------------------------------------------------

weaker than expected handset sales, and Electronic Data Systems, which fell after reporting weak second quarter earnings, were top detractors to the sector's performance. Security selection within Consumer Discretionary also hindered relative performance. Macy's sold off as investors priced in expectations for lower same store sales growth due to the perceived ultimate impact of the credit crunch on the consumer. Home Depot, another poor performer, was also impacted by the contraction in credit markets and was unable to complete the sale of its supply business unit.

WHG SMIDCAP FUND

The performance of the WHG SMidCap Fund for the fiscal year ended October 31, 2007, was as follows:

--------------------------------------------------------------------------------
                                                                       2007
                                                         6 MONTHS   FISCAL YEAR
                                                         --------   ------------
--------------------------------------------------------------------------------
WHG SMIDCAP FUND                                           2.82%        22.43%
--------------------------------------------------------------------------------
Russell 2500 Index                                         2.31%        12.71%
--------------------------------------------------------------------------------

WHG SMIDCAP FUND COMMENTARY

The WHG SMidCap Fund outperformed the Russell 2500 Index during the fiscal year ended October 31, 2007. Security selection in the Financial Services, Technology, and Materials & Processing sectors was largely responsible for the strong relative performance. The best performing stocks included Altiris, which was acquired at a large premium by a competitor, as well as IPSCO, which rallied following the announcement that it would be acquired by Swiss steel company SSAB. Other strong performers included Cleveland-Cliffs, which rose in tandem with industrial metals prices and merger activity within the metals industry. Cytyc performed well after reporting strong demand for its key products and after announcing that it, too, would be acquired at a significant premium. Mastercard, which was bid higher as it posted growth rates much higher than expected, and Eaton Vance, which gained more than 60% during the period on continued robust operating trends in the asset management industry, were also top contributors.

Relative performance was hindered during the period by security selection in the Consumer Discretionary sector and by the under performance of a handful of securities. Lagging securities included Dillard's, which was plagued by disappointing earnings results and declining same store sales, and Getty Images, which fell after producing

THE ADVISORS' INNER CIRCLE FUND                                       WHG FUNDS

--------------------------------------------------------------------------------

poor second quarter earnings results. Health Care companies Valeant Pharmaceuticals International, which declined after a key new drug failed in a clinical trial, and Alpharma, which fell after issuing disappointing forward guidance, also detracted from relative performance.

WHG SMALLCAP VALUE FUND

The performance of the WHG SmallCap Value Fund for the period ended October 31, 2007, was as follows:

--------------------------------------------------------------------------------
                                                                         SINCE
                                                             6 MONTHS   4/2/07*
                                                             --------   -------
--------------------------------------------------------------------------------
WHG SMALLCAP VALUE FUND                                        0.88%     3.30%
--------------------------------------------------------------------------------
Russell 2000 Value Index                                      (4.05)%   (3.40)%
--------------------------------------------------------------------------------

* COMMENCEMENT OF OPERATIONS. RETURNS STATED ARE CUMULATIVE.

WHG SMALLCAP VALUE FUND COMMENTARY

The WHG SmallCap Value Fund outperformed the Russell 2000 Value Index during the period ended October 31, 2007. Strong security selection, specifically within the Consumer Discretionary and Financial Services sectors, provided much of the relative strength for the Fund. Security selection in the Autos and Transportation sector was also additive to performance, with Genco Shipping & Trading benefiting from increased time charter rates and from additions to its fleet. Additionally, other top contributors to performance included Warnaco Group, which announced stronger than expected earnings due to gross margin expansion and the popularity of the Calvin Klein brand, and Stifel Financial, whose earnings were boosted by the acquisition of Ryan Beck Holdings. Layne Christensen, which announced stronger than expected earnings due to strength in their mineral exploration segment, was also additive to performance.

The biggest detractor to relative performance was security selection, coupled with an underweight, within Health Care, as Five Star Quality Care reported disappointing earnings due to lower occupancy rates, higher health insurance claims, and higher property insurance costs. Other laggards included Tronox, which was impacted by a poor housing market, softer titanium dioxide prices, and rising raw materials, while Children's Place Retail Stores failed to hit expected earnings targets with softer than expected revenues.

THE ADVISORS' INNER CIRCLE FUND                                       WHG FUNDS

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WHG INCOME OPPORTUNITY FUND

The performance of the WHG Income Opportunity Fund for the fiscal year ended October 31, 2007, was as follows:

--------------------------------------------------------------------------------
                                                                       2007
                                                         6 MONTHS   FISCAL YEAR
                                                         --------   ------------
--------------------------------------------------------------------------------
WHG INCOME OPPORTUNITY FUND                               (1.95)%       7.00%
--------------------------------------------------------------------------------
Citigroup 10-Year Treasury Index                           3.54%        5.20%
--------------------------------------------------------------------------------
Citigroup 3-Month Treasury Bill Index                      2.39%        4.95%
--------------------------------------------------------------------------------
S&P 500 Index                                              5.49%       14.56%
--------------------------------------------------------------------------------
FTSE NAREIT Index                                         (5.62)%       0.57%
--------------------------------------------------------------------------------
Blended Benchmark*                                         1.58%        6.57%
--------------------------------------------------------------------------------

* 25% CITIGROUP 10-YEAR TREASURY INDEX, 25% CITIGROUP 3-MONTH TREASURY BILL INDEX, 25% S&P 500 INDEX, 25% FTSE NAREIT INDEX

WHG INCOME OPPORTUNITY FUND COMMENTARY

The WHG Income Opportunity Fund outperformed its custom benchmark for the fiscal year ended October 31, 2007. Top performing asset classes included Master Limited Partnerships (MLPs), Fixed Income, and Convertible Preferreds. MLPs were a top performing asset class with gains driven by pipelines, tankers and coal. The primary contributor to performance within this asset class was the overall rise in equity prices and the stable interest rate environment for the first 10 months of the period. Convertible securities also benefited from this environment as their underlying stocks and bonds rallied, including Freeport-McMoRan Copper & Gold, which benefited from the continued strength in copper prices. Additionally, the Fund's meaningful allocation to U.S. Treasuries and Government Agency debt was additive to performance.

Although the broader equity market was positive during the period, the Fund's Common Stocks underperformed. In particular, shipping stock Omega Navigation Enterprises, holdings in the Financial Services sector, including US Bancorp, and one of our media holdings, GateHouse Media, were all weak during the period as a result of rising risk premiums and perceived exposure to sub-prime markets. The asset allocation to REITs also was a drag on performance, as many of the names held were affected by concerns of overvaluation.

THE ADVISORS' INNER CIRCLE FUND                                       WHG FUNDS

--------------------------------------------------------------------------------

WHG BALANCED FUND

The performance of the WHG Balanced Fund for the fiscal year ended October 31, 2007, was as follows:

--------------------------------------------------------------------------------
                                                                       2007
                                                         6 MONTHS   FISCAL YEAR
                                                         --------   ------------
--------------------------------------------------------------------------------
WHG BALANCED FUND                                          7.26%       14.40%
--------------------------------------------------------------------------------
S&P 500 Index                                              5.49%       14.56%
--------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Credit Index               2.84%        5.39%
--------------------------------------------------------------------------------
Blended Benchmark*                                         4.48%       10.91%
--------------------------------------------------------------------------------

* 60% S&P 500 INDEX/40% LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX

WHG BALANCED FUND COMMENTARY

For the fiscal year ended October 31, 2007, the WHG Balanced Fund outperformed the 60/40 blended benchmark. Within the equity allocation, investors sought safe havens in the Utilities sector, while the Materials & Processing sector benefited from strength in commodity prices as well as from merger & acquisition activity. Additionally, an overweight to the Energy sector, coupled with strong security selection, aided relative performance, as the sector benefited from crude oil's rise to over $90/barrel. The worst performing sector was Technology, with Motorola trading down on the announcement of weaker than expected handset sales, and as Electronic Data Systems sold off after reporting weak second quarter earnings.

The Fund's fixed income component continued to be invested on the short to intermediate end of the yield curve. Lack of exposure to higher risk areas of the market and focus on high quality benefited the Fund, as Treasury bonds rallied from the flight to quality while stocks faded during the credit crunch. Additionally, the higher-quality, intermediate duration (5-10 years) of the Fund's holdings was additive to the portfolio's performance.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

2007 MARKET AND ECONOMIC OUTLOOK

The reflating of global rates serves as the catalyst for lower liquidity, slower growth and an increase in risk premiums in 2008. Within the U.S., we expect growth to slow from 2007's pace and continues below its potential in 2008, thereby alleviating pressure on resource utilization rates and allowing inflation to continue to recede. We view housing as a remaining headwind for the domestic economy in 2008 but do not believe it will cause a recession and excess inventory should be slowly reduced throughout the year. Unemployment is expected to drift higher as firms focus on reducing costs in the face of lower demand and capital expenditures should remain a source of strength, but its growth should also slow as companies move to shore up balance sheets in response to lower liquidity and higher risk premiums. We believe the markets will begin to assign a premium to companies showing unit growth and high cash margins. Additionally, we continue to believe global growth will exceed that of the U.S., but the rate of expansion slows from its torrid pace as world economies begin to mature and much of the worlds' excess liquidity is absorbed in capital projects. Global excess liquidity, which has artificially depressed interest rates and risk premiums for the past 5 years, is beginning to mature and is resulting in higher rates and a return to a positively-sloped yield curve. Higher global real rates attract savings, lowering current consumption.

Our expectations for the combined 2008 operating profits of the 500 companies that comprise the S&P 500 Index is $104.00 per share on a market capitalization-weighted basis, a gain of 9% over 2007, or $3.65 per share on an equal-weighted basis. Under this scenario, equities are more attractive, particularly relative to bonds.

Under the risk matrix our capital market outlook presents, we are compelled to continue to focus our investment strategy on only the highest quality companies and will continue to invest in companies that have healthy balance sheets, generate strong levels of free cash flow and efficiently utilize that cash to reduce debt, repurchase stock or initiate or increase dividends. As in prior years, we continue to expect to find more of these companies within the manufacturing sector as worldwide demand for their products boosts profits. However, we also expect to find more companies exhibiting these characteristics in the Technology sector, as these companies have spent many years strengthening balance sheets, generate large amounts of free cash flow and are currently experiencing strong demand.

Sincerely,

THE INVESTMENT TEAM
The WHG Funds

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE FUNDS AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES

CITIGROUP 3-MONTH TREASURY BILL INDEX is an unmanaged index composed of three-month Treasury bills.

CITIGROUP 10-YEAR TREASURY INDEX is an unmanaged index composed of ten-year Treasury bonds and notes.

FTSE NAREIT INDEX is an unmanaged capitalization-weighted index that includes all tax qualified REITs listed in the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX is a fixed-income market value-weighted index that combines the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. It includes securities issued by the U.S. Government (i.e., securities in the Treasury and Agency Indices), publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 INDEX measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2500 VALUE INDEX measures the performance of those Russell 2500 companies with lower to price-to-book ratios and lower forecasted growth values.

RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic stock market through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND

--------------------------------------------------------------------------------

                         Growth of a $10,000 Investment

                        ---------------------------------
                                  TOTAL RETURN
                        FOR PERIOD ENDED OCTOBER 31, 2007
                        ---------------------------------
                                           Annualized
                           One Year       Inception to
                            Return            Date*
                        ---------------------------------
                            21.54%           21.85%
                        ---------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            WHG LargeCap Value Fund        Russell 1000 Value Index
6/28/06             $10,000                       $10,000
10/31/06             10,720                        11,181
10/31/07             13,030                        12,392

*     Commenced operations on June 28, 2006.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS
  STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO
  BUY INDIVIDUAL SECURITIES. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
    ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
  IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND

--------------------------------------------------------------------------------

                         Growth of a $10,000 Investment

                        ---------------------------------
                                  TOTAL RETURN
                        FOR PERIOD ENDED OCTOBER 31, 2007
                        ---------------------------------
                                           Annualized
                           One Year       Inception to
                            Return            Date*
                        ---------------------------------
                            22.43%           19.96%
                        ---------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                WHG SMidCap Value Fund         Russell 2500 Index
12/19/05              $10,000                       $10,000
10/31/06               11,469                        11,211
10/31/07               14,042                        12,636

*     Commenced operations on December 19, 2005.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS
  STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO
  BUY INDIVIDUAL SECURITIES. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
    ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
  IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND

--------------------------------------------------------------------------------

                         Growth of a $10,000 Investment

                        ---------------------------------
                                  TOTAL RETURN
                        FOR PERIOD ENDED OCTOBER 31, 2007
                        ---------------------------------
                          Cumulative Inception to Date*
                        ---------------------------------
                                      3.30%
                        ---------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            WHG SmallCap Value Fund        Russell 2000 Value Index
4/2/07              $10,000                       $10,000
10/31/07             10,330                         9,660


*     Commenced operations on April 2, 2007.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS
  STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO
  BUY INDIVIDUAL SECURITIES. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
    ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
  IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG INCOME
                                                                OPPORTUNITY FUND

--------------------------------------------------------------------------------

                         Growth of a $10,000 Investment

                        ---------------------------------
                                  TOTAL RETURN
                        FOR PERIOD ENDED OCTOBER 31, 2007
                        ---------------------------------
                                           Annualized
                           One Year       Inception to
                            Return            Date*
                        ---------------------------------
                             7.00%            8.29%
                        ---------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            WHG Income       25/25/25/25 Hybrid of      S&P 500     FTSE NAREIT    Citigroup 3-Month     Citigroup 10-Year
          Opportunity Fund   the following Indexes       INDEX         INDEX      Treasury Bill Index     Treasury Index
12/19/05      $10,000              $10,000              $10,000       $10,000         $10,000                 $10,000
10/31/06       10,843               11,194               11,114        13,150          10,403                  10,247
10/31/07       11,602               11,929               12,732        13,225          10,918                  10,780


*     Commenced operations on December 19, 2005.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS
  STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO
  BUY INDIVIDUAL SECURITIES. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
    ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
  IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND

--------------------------------------------------------------------------------

                         Growth of a $10,000 Investment

                        ---------------------------------
                                  TOTAL RETURN
                        FOR PERIOD ENDED OCTOBER 31, 2007
                        ---------------------------------
                                           Annualized
                           One Year       Inception to
                            Return            Date*
                        ---------------------------------
                            14.40%           16.01%
                        ---------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                                 60/40 Hybrid of              Lehman Brothers
          WHG Balanced Fund   the following Indexes    U.S. Government/Credit Index       S&P 500 Index
9/8/06        $10,000               $10,000                      $10,000                     $10,000
10/31/06       10,360                10,443                       10,165                      10,631
10/31/07       11,852                11,582                       10,713                      12,178


*     Commenced operations on September 8, 2006.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS
  STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO
  BUY INDIVIDUAL SECURITIES. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
    ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
  IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                         OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financial Services                                                         22.8%
Technology                                                                 14.4%
Energy                                                                     13.3%
Industrials                                                                 8.5%
Short-Term Investments                                                      7.5%
Utilities                                                                   7.2%
Health Care                                                                 6.0%
Consumer Discretionary                                                      6.0%
Consumer Staples                                                            5.9%
Telephone & Telecommunications                                              4.8%
Materials & Processing                                                      3.6%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.0%
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                  -------------   -------------
CONSUMER DISCRETIONARY -- 6.2%
   Macy's .....................................           9,000   $     288,270
   Nike, Cl B .................................           9,000         596,340
   Walt Disney ................................          17,000         588,710
                                                                  -------------
                                                                      1,473,320
                                                                  -------------
CONSUMER STAPLES -- 6.2%
   Altria Group ...............................           8,000         583,440
   Colgate Palmolive ..........................           7,800         594,906
   General Mills ..............................           5,100         294,423
                                                                  -------------
                                                                      1,472,769
                                                                  -------------
ENERGY -- 13.8%
   Apache .....................................           2,900         301,049
   ConocoPhillips .............................           7,100         603,216
   Exxon Mobil ................................           6,400         588,736
   Marathon Oil ...............................          10,200         603,126
   McDermott International* ...................           5,000         305,300
   Murphy Oil .................................           8,100         596,403
   Occidental Petroleum .......................           4,400         303,820
                                                                  -------------
                                                                      3,301,650
                                                                  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                         OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                  -------------   -------------
FINANCIAL SERVICES -- 23.6%
   American Express ...........................           9,600   $     585,120
   American International Group ...............           9,300         587,016
   Arch Capital Group* ........................           4,000         299,080
   Bank of America ............................          12,100         584,188
   Bank of New York Mellon ....................          12,500         610,625
   Citigroup ..................................          13,600         569,840
   Comerica ...................................           5,900         275,412
   Franklin Resources .........................           2,100         272,328
   Hartford Financial Services Group ..........           6,000         582,180
   JP Morgan Chase ............................          12,500         587,500
   Lazard, Cl A ...............................           6,500         326,300
   Mastercard, Cl A ...........................           1,900         360,145
                                                                  -------------
                                                                      5,639,734
                                                                  -------------
HEALTH CARE -- 6.2%
   CVS/Caremark ...............................          14,500         605,665
   Johnson & Johnson ..........................           4,500         293,265
   Pfizer .....................................          23,900         588,179
                                                                  -------------
                                                                      1,487,109
                                                                  -------------
INDUSTRIALS -- 8.8%
   Eagle Bulk Shipping ........................           9,300         317,037
   General Electric ...........................          14,400         592,704
   ITT ........................................           4,500         301,140
   Textron ....................................           4,400         304,524
   United Technologies ........................           7,600         582,084
                                                                  -------------
                                                                      2,097,489
                                                                  -------------
MATERIALS & PROCESSING -- 3.8%
   Allegheny Technologies .....................           2,900         296,293
   Freeport-McMoRan Copper & Gold .............           5,100         600,168
                                                                  -------------
                                                                        896,461
                                                                  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                         OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                  -------------   -------------
TECHNOLOGY -- 14.9%
   Accenture, Cl A ............................          15,100   $     589,655
   Automatic Data Processing ..................          11,900         589,764
   Cisco Systems* .............................           8,900         294,234
   International Business Machines ............           5,100         592,212
   MEMC Electronic Materials* .................           3,900         285,558
   Microsoft ..................................          16,500         607,365
   Oracle* ....................................          27,000         598,590
                                                                  -------------
                                                                      3,557,378
                                                                  -------------
TELEPHONE & TELECOMMUNICATIONS -- 5.0%
   AT&T .......................................          14,100         589,239
   Verizon Communications .....................          12,900         594,303
                                                                  -------------
                                                                      1,183,542
                                                                  -------------
UTILITIES -- 7.5%
   Dominion Resources .........................           6,400         586,432
   Exelon .....................................           7,300         604,294
   PG&E .......................................          12,100         592,053
                                                                  -------------
                                                                      1,782,779
                                                                  -------------
   Total Common Stock
     (Cost $19,882,169) .......................                      22,892,231
                                                                  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                         OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (A) -- 7.8%
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                  -------------   -------------
   Fidelity Money Management Fund,
     Cl I, 5.280% .............................       1,299,435   $   1,299,435
   SEI Daily Income Trust,
     Government Money Market Fund,
     Cl A, 4.860% .............................         557,205         557,205
                                                                  -------------
   Total Short-Term Investments
     (Cost $1,856,640) ........................                       1,856,640
                                                                  -------------
   Total Investments -- 103.8%
     (Cost $21,738,809) .......................                   $  24,748,871
                                                                  =============

      Percentages are based on Net Assets of $23,841,263.

  *   Non-Income Producing Security

(A)   Rate shown is the 7-day effective yield as of October 31, 2007.

 Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

FINANCIAL SERVICES                                                         18.0%
TECHNOLOGY                                                                 16.6%
OTHER ENERGY                                                               11.7%
UTILITIES                                                                   8.1%
HEALTH CARE                                                                 7.6%
AUTO & TRANSPORTATION                                                       7.5%
INDUSTRIAL                                                                  6.9%
CONSUMER DISCRETIONARY                                                      6.1%
SHORT-TERM INVESTMENTS                                                      5.3%
MATERIALS & PROCESSING                                                      5.1%
CONSUMER STAPLES                                                            4.1%
REAL ESTATE INVESTMENT TRUSTS                                               3.0%

+     PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.5%
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                  -------------   -------------
AUTO & TRANSPORTATION -- 7.4%
   Alexander & Baldwin ........................          25,900   $   1,356,642
   Eagle Bulk Shipping ........................          49,229       1,678,217
   Ultrapetrol Bahamas* .......................          36,900         691,137
   Wabtec .....................................          32,349       1,214,058
                                                                  -------------
                                                                      4,940,054
                                                                  -------------

CONSUMER DISCRETIONARY -- 6.0%
   Alberto-Culver .............................          53,300       1,385,267
   BJ's Wholesale Club* .......................          36,500       1,309,620
   Liz Claiborne ..............................          20,400         580,788
   Tim Hortons ................................          19,631         744,015
                                                                  -------------
                                                                      4,019,690
                                                                  -------------

CONSUMER STAPLES -- 4.0%
   Molson Coors Brewing, Cl B .................          23,400       1,339,182
   UST ........................................          25,300       1,348,996
                                                                  -------------
                                                                      2,688,178
                                                                  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                  -------------   -------------
FINANCIAL SERVICES -- 17.8%
   Alleghany* .................................           1,522   $     598,176
   AllianceBernstein Holding LP (A) ...........           7,500         640,725
   Associated Banc-Corp .......................          44,800       1,292,928
   Axis Capital Holdings ......................          34,800       1,382,952
   Cullen .....................................          24,900       1,324,182
   Eaton Vance ................................          33,000       1,650,990
   Federated Investors ........................          35,900       1,543,700
   Lazard, Cl A ...............................          29,800       1,495,960
   Safety Insurance Group .....................          17,600         632,896
   Willis Group Holdings ......................          31,300       1,324,929
                                                                  -------------
                                                                     11,887,438
                                                                  -------------

HEALTH CARE -- 7.5%
   Alpharma, Cl A .............................          58,700       1,210,394
   Amedisys* ..................................          16,100         683,445
   Barr Pharmaceuticals* ......................          23,800       1,364,216
   Universal Health Services, Cl B ............          24,900       1,213,875
   Valeant Pharmaceuticals International ......          38,600         561,630
                                                                  -------------
                                                                      5,033,560
                                                                  -------------

INDUSTRIAL -- 6.8%
   ESCO Technologies* .........................          16,400         678,796
   Gardner Denver* ............................          37,500       1,354,875
   Joy Global .................................          12,400         719,944
   Lennox International .......................          18,100         646,170
   Thomas & Betts* ............................          21,100       1,181,811
                                                                  -------------
                                                                      4,581,596
                                                                  -------------

MATERIALS & PROCESSING -- 5.0%
   Cambrex ....................................          56,800         646,952
   Eastman Chemical ...........................          17,900       1,191,961
   Washington Group International* ............          15,400       1,499,190
                                                                  -------------
                                                                      3,338,103
                                                                  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                  -------------   -------------
OTHER ENERGY -- 11.6%
   Arch Coal ..................................          19,500   $     799,500
   CNX Gas* ...................................          44,500       1,420,440
   Enbridge Energy Partners ...................          16,900         897,221
   FMC Technologies* ..........................          11,800         715,434
   Plains All American Pipeline LP (A) ........          18,000         992,880
   Plains Exploration & Production* ...........          31,100       1,584,545
   Unit* ......................................          28,100       1,342,337
                                                                  -------------
                                                                      7,752,357
                                                                  -------------

REAL ESTATE INVESTMENT TRUSTS -- 3.0%
   Equity Lifestyle Properties ................          13,900         698,336
   Hospitality Properties Trust ...............          32,600       1,290,960
                                                                  -------------
                                                                      1,989,296
                                                                  -------------

TECHNOLOGY -- 16.4%
   CACI International, Cl A* ..................          25,700       1,383,945
   Cadence Design Systems* ....................          67,400       1,321,040
   Harris .....................................          22,700       1,374,712
   Jack Henry & Associates ....................          52,407       1,531,332
   Novell* ....................................         167,100       1,263,276
   Perot Systems, Cl A* .......................          84,100       1,227,860
   Sybase* ....................................          52,500       1,501,500
   Total System Services ......................          45,100       1,351,196
                                                                  -------------
                                                                     10,954,861
                                                                  -------------

UTILITIES -- 8.0%
   DPL ........................................          46,700       1,356,168
   PNM Resources ..............................          54,600       1,365,546
   Southern Union .............................          40,300       1,269,450
   Wisconsin Energy ...........................          28,500       1,364,580
                                                                  -------------
                                                                      5,355,744
                                                                  -------------

   Total Common Stock
      (Cost $57,783,698) ......................                      62,540,877
                                                                  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (B) -- 5.2%
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                  -------------   -------------
   SEI Daily Income Trust, Government
      Money Market Fund, Cl A, 4.860%
      (Cost $3,476,489) .......................       3,476,489   $   3,476,489
                                                                  -------------

   Total Investments -- 98.7%
      (Cost $61,260,187) ......................                   $  66,017,366
                                                                  =============

      Percentages are based on Net Assets of $66,915,305.

  *   Non income producing security.

(A) Securities considered Master Limited Partnership. At October 31, 2007, these securities amounted to $1,633,605 or 2.44% of net assets.

(B) The rate shown represents the 7-day effective yield as of October 31, 2007.

Cl    Class
LP    Limited Partnership

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         WHG SMALLCAP VALUE FUND
                                                        OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     13.1%
Financial Services                                                         11.9%
Short-Term Investments                                                     11.2%
Industrial                                                                 11.2%
Energy                                                                     10.1%
Real Estate Investment Trusts                                               9.1%
Materials & Processing                                                      8.8%
Technology                                                                  8.6%
Auto & Transportation                                                       5.9%
Telephone & Telecommunications                                              3.9%
Health Care                                                                 2.2%
Utilities                                                                   2.0%
Consumer Staples                                                            2.0%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 89.1%
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                     ----------   -------------
AUTO & TRANSPORTATION -- 5.9%
   Arlington Tankers .............................        9,400   $     231,240
   Horizon Lines, Cl A ...........................        7,600         239,096
   OceanFreight ..................................        8,500         226,440
                                                                  -------------
                                                                        696,776
                                                                  -------------
CONSUMER DISCRETIONARY -- 13.2%
   Alberto Culver ................................        4,700         122,153
   CKE Restaurants ...............................        7,000         113,260
   LoJack* .......................................       14,000         245,980
   Macquarie Infrastructure Co Trust .............        6,100         254,736
   Maidenform Brands* ............................        7,300         108,405
   Marcus ........................................       12,100         232,804
   Orient Express Hotels, Cl A ...................        3,600         233,280
   Warnaco Group* ................................        5,900         240,071
                                                                  -------------
                                                                      1,550,689
                                                                  -------------
CONSUMER STAPLES -- 2.0%
   J&J Snack Foods ...............................        6,500         231,530
                                                                  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         WHG SMALLCAP VALUE FUND
                                                        OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     ----------   -------------
ENERGY -- 10.2%
   Foundation Coal Holdings ......................        5,800   $     247,776
   NATCO Group, Cl A* ............................        2,200         117,282
   Oil States International* .....................        5,500         237,545
   Penn Virginia .................................        5,300         256,520
   Superior Offshore International* ..............        9,650         100,843
   Unit* .........................................        5,000         238,850
                                                                  -------------
                                                                      1,198,816
                                                                  -------------
FINANCIAL SERVICES -- 12.0%
   Boston Private Financial Holdings .............        8,300         238,708
   Cathay General Bancorp ........................        4,200         130,074
   Columbia Banking System .......................        3,600         111,852
   IPC Holdings ..................................        3,900         116,649
   KBW* ..........................................        3,900         118,131
   SeaBright Insurance Holdings* .................       14,000         233,520
   Sterling Financial ............................        5,400         121,500
   Stifel Financial* .............................        4,000         227,000
   Virginia Commerce Bancorp* ....................        8,000         114,320
                                                                  -------------
                                                                      1,411,754
                                                                  -------------
HEALTH CARE -- 2.2%
   Five Star Quality Care* .......................       28,500         260,775
                                                                  -------------
INDUSTRIAL -- 11.2%
   Genlyte Group* ................................        3,600         234,360
   Hurco* ........................................        2,100         119,910
   Kaydon ........................................        2,200         118,338
   Kennametal ....................................        1,400         127,694
   Knoll .........................................       12,900         244,971
   Middleby* .....................................        1,800         117,306
   Moog, Cl A* ...................................        5,100         235,365
   NCI Building Systems* .........................        3,100         121,458
                                                                  -------------
                                                                      1,319,402
                                                                  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         WHG SMALLCAP VALUE FUND
                                                        OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     ----------   -------------
MATERIALS & PROCESSING -- 8.8%
   Claymont Steel* ...............................        5,800   $     118,842
   Layne Christensen* ............................        4,000         227,760
   Northwest Pipe* ...............................        6,100         225,212
   RTI International Metals* .....................        1,500         117,270
   URS* ..........................................        1,900         117,439
   Washington Group International* ...............        2,400         233,640
                                                                  -------------
                                                                      1,040,163
                                                                  -------------
REAL ESTATE INVESTMENT TRUSTS -- 9.1%
   Getty Realty ..................................        8,400         238,812
   LaSalle Hotel Properties ......................        5,500         227,260
   Lexington Realty Trust ........................        5,800         114,782
   Post Properties ...............................        5,900         241,900
   Sunstone Hotel Investors ......................        9,000         250,290
                                                                  -------------
                                                                      1,073,044
                                                                  -------------
TECHNOLOGY -- 8.6%
   Benchmark Electronics* ........................        9,700         198,947
   Epicor Software* ..............................       10,400         121,472
   Mantech International, Cl A* ..................        6,400         254,464
   SI International* .............................        8,000         225,680
   Teledyne Technologies* ........................        4,200         219,702
                                                                  -------------
                                                                      1,020,265
                                                                  -------------
TELEPHONE & TELECOMMUNICATIONS -- 3.9%
   General Communication, Cl A* ..................       20,008         234,694
   Iowa Telecommunications Services ..............       11,700         230,724
                                                                  -------------
                                                                        465,418
                                                                  -------------
UTILITIES -- 2.0%
   Cleco .........................................        9,100         239,785
                                                                  -------------
   Total Common Stock
     (Cost $10,264,308) ..........................                   10,508,417
                                                                  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         WHG SMALLCAP VALUE FUND
                                                        OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) -- 11.3%
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     ----------   -------------
   SEI Daily Income Trust, Government Money
     Market Fund, Cl A, 4.860%
     (Cost $1,328,860) ...........................    1,328,860   $   1,328,860
                                                                  -------------
   Total Investments -- 100.4%
     (Cost $11,593,168) ..........................                $  11,837,277
                                                                  =============

     Percentages are based on Net Assets of $11,786,963.

  *  Non income producing security.

(A)  The rate shown represents the 7-day effective yield as of October 31, 2007.

 Cl  Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG INCOME
                                                               OPPORTUNITY FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

U.S. Government Agency Obligations                                         21.8%
Financial Services                                                         18.9%
U.S. Treasury Obligations                                                  15.8%
Energy                                                                      9.1%
Real Estate Investment Trusts                                               7.5%
Short-Term Investments                                                      6.6%
Consumer Discretionary                                                      5.0%
Auto & Transportation                                                       4.7%
Consumer Staples                                                            4.4%
Utilities                                                                   2.7%
Health Care                                                                 2.6%
Industrial                                                                  0.9%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 28.4%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------   -----------
AUTO & TRANSPORTATION -- 4.8%
   Arlington Tankers ..................................    62,160   $ 1,529,136
   Omega Navigation Enterprises, Cl A .................   151,606     2,877,482
   Teekay LNG Partners LP (A) .........................    45,149     1,503,462
                                                                    -----------
                                                                      5,910,080
                                                                    -----------
CONSUMER STAPLES -- 4.4%
   General Mills ......................................    38,899     2,245,639
   UST ................................................    61,300     3,268,516
                                                                    -----------
                                                                      5,514,155
                                                                    -----------
ENERGY -- 7.7%
   Copano Energy (A) ..................................    41,000     1,587,110
   Enbridge Energy Partners ...........................    30,700     1,629,863
   Enterprise Products Partners LP (A) ................    48,300     1,545,117
   Penn Virginia Resource Partners LP (A) .............    58,300     1,679,623
   Plains All American Pipeline LP (A) ................    27,700     1,527,932
   TC Pipelines (A) ...................................    43,500     1,601,235
                                                                    -----------
                                                                      9,570,880
                                                                    -----------
FINANCIAL SERVICES -- 3.7%
   Allstate ...........................................    30,000     1,572,000
   Bank of America ....................................    30,800     1,487,024
   US Bancorp .........................................    47,000     1,558,520
                                                                    -----------
                                                                      4,617,544
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG INCOME
                                                               OPPORTUNITY FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------   -----------

HEALTH CARE -- 2.6%
   Pfizer .............................................   130,200   $ 3,204,222
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 5.2%
   Getty Realty .......................................    57,600     1,637,568
   Healthcare Realty Trust ............................   115,900     3,064,396
   Rayonier ...........................................    35,900     1,733,611
                                                                    -----------
                                                                      6,435,575
                                                                    -----------
   Total Common Stock
     (Cost $35,456,635) ...............................              35,252,456
                                                                    -----------
--------------------------------------------------------------------------------
PREFERRED STOCK -- 22.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.0%
   CBS, 7.250% ........................................   125,200     3,131,252
   Comcast, 7.000% ....................................   123,300     3,052,908
                                                                    -----------
                                                                      6,184,160
                                                                    -----------
FINANCIAL SERVICES -- 14.4%
   Bank One Capital VI, 7.200% ........................   125,000     3,125,000
   Barclays Bank, 6.625% ..............................   125,700     3,087,192
   Fannie Mae, 7.015% (B) .............................    22,400     1,179,501
   General Electric Capital, 5.875% ...................   135,400     3,245,538
   Lehman Brothers Holdings, Ser G, 5.428% (B).........    91,800     2,157,300
   Metlife, Ser A, 5.865% (B) .........................   122,000     3,047,560
   Wells Fargo Capital IV, 7.000% .....................    81,400     2,041,512
                                                                    -----------
                                                                     17,883,603
                                                                    -----------
REAL ESTATE INVESTMENT TRUST -- 2.3%
   Public Storage, Ser M, 6.625% ......................   130,300     2,904,387
                                                                    -----------
UTILITIES -- 1.2%
   FPL Group Capital, 7.450% ..........................    60,100     1,559,595
                                                                    -----------
   Total Preferred Stock
     (Cost $ 29,526,541) ..............................              28,531,745
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG INCOME
                                                               OPPORTUNITY FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 1.4%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------   -----------
UTILITIES -- 1.4%
   Entergy, 7.625%
     (Cost $1,335,698) ............................        24,200   $ 1,748,450
                                                                    -----------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.7%
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT
                                                      -----------
   FHLB
     4.625%, 01/18/08 .............................   $ 2,000,000     1,999,590
     4.625%, 11/21/08 .............................     3,250,000     3,255,041
   FHLMC
     5.125%, 04/18/08 .............................     2,750,000     2,755,847
     5.000%, 01/16/09 .............................     3,500,000     3,524,973
     5.000%, 06/11/09 .............................     3,250,000     3,280,618
     3.625%, 09/15/08 .............................     3,000,000     2,977,056
   FNMA
     4.875%, 04/15/09 .............................     3,250,000     3,271,567
     3.250%, 11/15/07 .............................     2,500,000     2,498,565
     3.250%, 02/15/09 .............................     3,500,000     3,448,791
                                                                    -----------
   Total U.S. Government Agency Obligations
     (Cost $ 26,975,655) ..........................                  27,012,048
                                                                    -----------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 3.1%
--------------------------------------------------------------------------------
ENERGY -- 1.4%
   Anadarko Petroleum
     6.094%, 09/15/09 (B) .........................     1,750,000     1,742,473
                                                                    -----------
FINANCIAL SERVICES -- 0.8%
   American Express MTN
     5.220%, 06/16/11 (B) .........................     1,000,000       984,196
                                                                    -----------
INDUSTRIAL -- 0.9%
   Freeport-McMoRan Copper & Gold
     8.394%, 04/01/15 (B) .........................     1,100,000     1,135,750
                                                                    -----------
   Total Corporate Obligations
     (Cost $ 3,873,705) ...........................                   3,862,419
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG INCOME
                                                               OPPORTUNITY FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 15.7%
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT          VALUE
                                                      -----------   ------------
   U.S. Treasury Bills (C)
     3.956%, 03/20/08 .............................   $ 2,000,000   $  1,970,094
     3.952%, 04/17/08 .............................     3,400,000      3,338,071
                                                                    ------------
                                                                       5,308,165
                                                                    ------------
   U.S. Treasury Notes
     4.875%, 04/30/08 .............................     3,000,000      3,010,782
     4.875%, 05/31/08 .............................     2,725,000      2,735,644
     4.875%, 08/31/08 .............................     3,000,000      3,016,875
     4.375%, 01/31/08 .............................     2,500,000      2,501,952
     3.375%, 02/15/08 .............................     3,000,000      2,993,673
                                                                    ------------
                                                                      14,258,926
                                                                    ------------
   Total U.S. Treasury Obligations
     (Cost $ 19,517,407) ..........................                   19,567,091
                                                                    ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (D) -- 6.6%
--------------------------------------------------------------------------------

                                                        SHARES
                                                      -----------
   Fidelity Money Management Fund,
     Cl I, 5.280% .................................     5,777,686      5,777,686
   SEI Daily Income Trust, Government Money
     Market Fund, Cl A, 4.860% ....................     2,463,365      2,463,365
                                                                    ------------
   Total Short-Term Investments
     (Cost $ 8,241,051) ...........................                    8,241,051
                                                                    ------------
   Total Investments -- 99.8%
     (Cost $ 124,926,692) .........................                 $124,215,260
                                                                    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG INCOME
                                                               OPPORTUNITY FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

        Percentages are based on Net Assets of $124,430,040.

  (A) Securities considered Master Limited Partnership. At October 31, 2007, these securities amounted to $9,444,479 or 7.59% of net assets.

  (B)   Floating rate security. Rate disclosed is as of October 31, 2007.

  (C)   The rate reported is the effective yield at time of purchase.

  (D) The rate shown represents the 7-day effective yield as of October 31, 2007.

   Cl   Class
 FHLB   Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corporation
 FNMA   Federal National Mortgage Association
   LP   Limited Partnership
  MTN   Medium Term Note
  Ser   Series

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Obligations                         16.7%
U.S. Government Agency Obligations                16.2%
Financial Services                                15.3%
Energy                                            10.5%
Technology                                         9.2%
Industrials                                        6.3%
Utilities                                          4.7%
Consumer Staples                                   4.0%
Health Care                                        4.0%
Consumer Discretionary                             3.9%
Short-Term Investments                             3.8%
Telecommunication Services                         3.0%
Materials & Processing                             2.4%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 59.6%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ---------   ------------
CONSUMER DISCRETIONARY -- 3.9%
   Macy's ..........................................       2,300   $     73,669
   Nike, Cl B ......................................       2,500        165,650
   Walt Disney .....................................       4,100        141,983
                                                                   ------------
                                                                        381,302
                                                                   ------------
CONSUMER STAPLES -- 4.0%
   Altria Group ....................................       2,100        153,153
   Colgate-Palmolive ...............................       2,100        160,167
   General Mills ...................................       1,200         69,276
                                                                   ------------
                                                                        382,596
                                                                   ------------
ENERGY -- 8.2%
   Apache ..........................................         800         83,048
   ConocoPhillips ..................................       1,600        135,936
   Exxon Mobil .....................................       1,500        137,985
   Marathon Oil ....................................       2,400        141,912
   McDermott International* ........................       1,200         73,272
   Murphy Oil ......................................       2,000        147,260
   Occidental Petroleum ............................       1,100         75,955
                                                                   ------------
                                                                        795,368
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ---------   ------------
FINANCIAL SERVICES -- 14.6%
   American Express ................................       2,400   $    146,280
   American International Group ....................       2,200        138,864
   Arch Capital Group* .............................         900         67,293
   Bank of America .................................       2,900        140,012
   Bank of New York Mellon .........................       3,400        166,090
   Citigroup .......................................       3,100        129,890
   Comerica ........................................       1,500         70,020
   Franklin Resources ..............................         500         64,840
   Hartford Financial Services Group ...............       1,600        155,248
   JP Morgan Chase .................................       3,200        150,400
   Lazard, Cl A ....................................       1,900         95,380
   Mastercard, Cl A ................................         500         94,775
                                                                   ------------
                                                                      1,419,092
                                                                   ------------
HEALTH CARE -- 4.0%
   CVS/Caremark ....................................       4,000        167,080
   Johnson & Johnson ...............................       1,100         71,687
   Pfizer ..........................................       5,900        145,199
                                                                   ------------
                                                                        383,966
                                                                   ------------
INDUSTRIALS -- 5.5%
   Eagle Bulk Shipping .............................       2,400         81,816
   General Electric ................................       3,700        152,292
   ITT .............................................       1,000         66,920
   Textron .........................................       1,200         83,052
   United Technologies .............................       2,000        153,180
                                                                   ------------
                                                                        537,260
                                                                   ------------
MATERIALS & PROCESSING -- 2.4%
   Allegheny Technologies ..........................         800         81,736
   Freeport-McMoRan Copper & Gold ..................       1,300        152,984
                                                                   ------------
                                                                        234,720
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ---------   ------------
TECHNOLOGY -- 9.2%
   Accenture, Cl A .................................       3,600   $    140,580
   Automatic Data Processing .......................       3,000        148,680
   Cisco Systems* ..................................       2,600         85,956
   International Business Machines .................       1,200        139,344
   MEMC Electronic Materials* ......................       1,000         73,220
   Microsoft .......................................       4,100        150,921
   Oracle* .........................................       6,700        148,539
                                                                   ------------
                                                                        887,240
                                                                   ------------
TELECOMMUNICATION SERVICES -- 3.0%
   AT&T ............................................       3,400        142,086
   Verizon Communications ..........................       3,300        152,031
                                                                   ------------
                                                                        294,117
                                                                   ------------
UTILITIES -- 4.8%
   Dominion Resources ..............................       1,700        155,771
   Exelon ..........................................       1,900        157,282
   PG&E ............................................       3,000        146,790
                                                                   ------------
                                                                        459,843
                                                                   ------------
   Total Common Stock
     (Cost $ 4,981,422) ............................                  5,775,504
                                                                   ------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.2%
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT
                                                       ---------
   FHLB
     5.375%, 05/18/16 ..............................   $ 100,000        103,300
     5.125%, 06/18/08 ..............................      70,000         70,221
     4.625%, 01/18/08 ..............................      60,000         59,988
     4.625%, 11/21/08 ..............................     120,000        120,186
     3.875%, 01/15/10 ..............................      60,000         59,395
   FHLMC
     5.125%, 07/15/12 ..............................     100,000        102,202
     5.000%, 07/15/14 ..............................      60,000         60,816
     4.750%, 12/08/10 ..............................      80,000         80,689
     4.250%, 07/15/09 ..............................     125,000        124,767
     3.625%, 09/15/08 ..............................     125,000        124,044

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            WHG BALANCED FUND
                                                           OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT         VALUE
                                                     ----------   -------------
   FNMA
      5.375%, 11/15/11 ...........................   $   60,000   $      61,862
      5.000%, 04/15/15 ...........................       60,000          60,658
      4.695%, 12/05/07 (A) .......................      100,000          99,590
      4.625%, 01/15/08 ...........................       60,000          59,988
      4.375%, 03/15/13 ...........................       60,000          59,082
      4.250%, 05/15/09 ...........................      125,000         124,787
      4.250%, 08/15/10 ...........................      100,000          99,622
      3.250%, 02/15/09 ...........................      100,000          98,537
                                                                  -------------
   Total U.S. Government Agency Obligations
      (Cost $ 1,554,911) .........................                    1,569,734
                                                                  -------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 3.7%
--------------------------------------------------------------------------------
ENERGY -- 2.3%
   Apache
      5.250%, 04/15/13 ...........................       75,000          75,125
   ChevronTexaco Capital
      3.375%, 02/15/08 ...........................       75,000          74,690
   General Electric
      5.000%, 02/01/13 ...........................       75,000          74,405
                                                                  -------------
                                                                        224,220
                                                                  -------------
FINANCIAL SERVICES -- 0.6%
   Citigroup
      6.500%, 01/18/11 ...........................       60,000          62,493
                                                                  -------------
INDUSTRIALS -- 0.8%
   Burlington Northern Santa Fe
      5.650%, 05/01/17 ...........................       75,000          74,187
                                                                  -------------
   Total Corporate Obligations
      (Cost $359,613) ............................                      360,900
                                                                  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           WHG BALANCED FUND
                                                          OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 16.6%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT         VALUE
                                                     ----------   -------------
   U.S. Treasury Bills (A)
      4.789%, 11/15/07 ...........................   $  150,000   $     149,802
      3.955%, 03/20/08 ...........................      100,000          98,505
                                                                  -------------
                                                                        248,307
                                                                  -------------
   U.S. Treasury Notes
      5.125%, 05/15/16 ...........................      105,000         110,201
      4.875%, 04/30/08 ...........................      115,000         115,413
      4.875%, 05/31/08 ...........................      100,000         100,391
      4.875%, 08/31/08 ...........................      125,000         125,703
      4.875%, 02/15/12 ...........................       80,000          82,512
      4.750%, 02/28/09 ...........................      125,000         126,211
      4.750%, 05/15/14 ...........................      100,000         102,773
      4.375%, 01/31/08 ...........................      125,000         125,098
      4.250%, 08/15/15 ...........................       95,000          94,288
      4.000%, 02/15/15 ...........................      110,000         107,714
      3.375%, 02/15/08 ...........................      125,000         124,736
      3.375%, 12/15/08 ...........................      150,000         148,957
                                                                  -------------
                                                                      1,363,997
                                                                  -------------
   Total U.S. Treasury Obligations
      (Cost $ 1,597,916) .........................                    1,612,304
                                                                  -------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (B) -- 3.8%
--------------------------------------------------------------------------------

                                                       SHARES
                                                     ----------
   Fidelity Money Management Fund,
      Cl I, 5.280% ...............................      263,182         263,182
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 4.860% ..................      104,661         104,661
                                                                  -------------
   Total Short-Term Investments
      (Cost $ 367,843) ...........................                      367,843
                                                                  -------------
   Total Investments -- 99.9%
      (Cost $ 8,861,705) .........................                $   9,686,285
                                                                  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           WHG BALANCED FUND
                                                          OCTOBER 31, 2007

--------------------------------------------------------------------------------

        Percentages are based on Net Assets of $9,699,713.

    *   Non income producing security.

  (A)   The rate reported is the effective yield at time of purchase.

  (B) The rate shown represents the 7-day effective yield as of October 31, 2007.

   Cl   Class
 FHLB   Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corporation
 FNMA   Federal National Mortgage Association

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG FUNDS
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                  WHG             WHG           WHG
                                                                LARGECAP        SMIDCAP       SMALLCAP
                                                               VALUE FUND        FUND        VALUE FUND
                                                              ------------   ------------   ------------
ASSETS:
Investments, at Value (Cost $21,738,809,
   $61,260,187, and $11,593,168, respectively) ............   $ 24,748,871   $ 66,017,366   $ 11,837,277
Receivable for Capital Shares Sold ........................         69,549             --            154
Dividends and Interest Receivable .........................         33,620         72,896         15,376
Deferred Offering Costs ...................................             --             --         15,164
Receivable from Investment Adviser ........................             --             --          1,791
Receivable for Investment Securities Sold .................             --      1,964,262             --
Prepaid Expenses ..........................................         17,214          3,842         10,272
                                                              ------------   ------------   ------------
   TOTAL ASSETS ...........................................     24,869,254     68,058,366     11,880,034
                                                              ------------   ------------   ------------
LIABILITIES:
Payable for Investment Securities Purchased ...............        984,431      1,015,907         61,170
Payable for Capital Shares Redeemed .......................          5,163         27,960          2,335
Payable due to Administrator ..............................          3,835         11,352          2,023
Chief Compliance Officer Fees Payable .....................          2,659          2,609            501
Payable due to Investment Adviser .........................          2,415         35,956             --
Payable due to Trustees ...................................            949          2,869            478
Other Accrued Expenses ....................................         28,539         46,408         26,564
                                                              ------------   ------------   ------------
   TOTAL LIABILITIES ......................................      1,027,991      1,143,061         93,071
                                                              ------------   ------------   ------------
NET ASSETS ................................................   $ 23,841,263   $ 66,915,305   $ 11,786,963
                                                              ============   ============   ============
NET ASSETS CONSIST OF:
Paid-in Capital ...........................................   $ 20,198,302   $ 59,901,590   $ 11,599,727
Undistributed Net Investment Income .......................        145,340        675,630         28,364
Accumulated Net Realized Gain (Loss) on Investments .......        487,559      1,580,906        (85,237)
Net Unrealized Appreciation
   on Investments .........................................      3,010,062      4,757,179        244,109
                                                              ------------   ------------   ------------
   NET ASSETS .............................................   $ 23,841,263   $ 66,915,305   $ 11,786,963
                                                              ============   ============   ============
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) ................      1,836,542      4,834,799      1,141,012
                                                              ============   ============   ============
NET ASSET VALUE, Offering and Redemption Price per Share ..   $      12.98   $      13.84   $      10.33
                                                              ============   ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG FUNDS
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                    WHG
                                                                  INCOME            WHG
                                                                OPPORTUNITY       BALANCED
                                                                   FUND             FUND
                                                               -------------   -------------
ASSETS:
Investments, at Value (Cost $124,926,692
   and $8,861,705, respectively) ...........................   $ 124,215,260   $   9,686,285
Receivable for Investment Securities Sold ..................       1,296,260              --
Dividends and Interest Receivable ..........................         690,519          50,235
Receivable for Capital Shares Sold .........................           3,430              --
Receivable from Investment Adviser .........................              --           3,886
Prepaid Expenses ...........................................           5,220          14,602
                                                               -------------   -------------
   TOTAL ASSETS ............................................     126,210,689       9,755,008
                                                               -------------   -------------
LIABILITIES:
Payable for Investment Securities Purchased ................       1,564,240          25,859
Payable due to Investment Adviser ..........................          43,784              --
Payable for Capital Shares Redeemed ........................          26,974              --
Payable due to Administrator ...............................          21,475           1,657
Payable due to Trustees ....................................           5,416             420
Chief Compliance Officer Fees Payable ......................           2,018             564
Other Accrued Expenses .....................................         116,742          26,795
                                                               -------------   -------------
   TOTAL LIABILITIES .......................................       1,780,649          55,295
                                                               -------------   -------------
NET ASSETS .................................................   $ 124,430,040   $   9,699,713
                                                               =============   =============
NET ASSETS CONSIST OF:
Paid-in Capital ............................................   $ 122,805,457   $   8,724,574
Undistributed (Distributions in Excess of)
   Net Investment Income ...................................        (168,084)         17,643
Accumulated Net Realized Gain on Investments ...............       2,504,099         132,916
Net Unrealized Appreciation (Depreciation)
   on Investments ..........................................        (711,432)        824,580
                                                               -------------   -------------
   NET ASSETS ..............................................   $ 124,430,040   $   9,699,713
                                                               =============   =============
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) .................      11,730,811         835,704
                                                               =============   =============
NET ASSET VALUE, Offering and Redemption Price per Share ...   $       10.61   $       11.61
                                                               =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               WHG FUNDS
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                            WHG           WHG            WHG
                                                         LARGECAP       SMIDCAP        SMALLCAP
                                                        VALUE FUND       FUND        VALUE FUND*
                                                       -----------    -----------    -----------
INVESTMENT INCOME
Dividends ..........................................   $   320,016    $ 1,346,728    $    68,455
Less Foreign Taxes Withheld ........................          (892)          (398)            --
                                                       -----------    -----------    -----------
   TOTAL INVESTMENT INCOME .........................       319,124      1,346,330         68,455
                                                       -----------    -----------    -----------
EXPENSES
Investment Advisory Fees ...........................       117,206        315,178         29,586
Administration Fees ................................        36,097         94,727          7,374
Chief Compliance Officer Fees ......................         3,716          4,336            583
Trustees' Fees .....................................         3,274          8,819            717
Offering Costs .....................................        33,990          5,432         16,339
Transfer Agent Fees ................................        33,843         43,870         16,061
Professional Fees ..................................        25,637         37,087         18,886
Registration and Filing Fees .......................        20,275         14,994          7,214
Custodian Fees .....................................         4,576          7,641          1,990
Printing Fees ......................................         3,217          9,311            861
Shareholder Servicing Fees .........................           772         30,908          1,543
Other Expenses .....................................         2,239          4,806          1,247
                                                       -----------    -----------    -----------
   TOTAL EXPENSES ..................................       284,842        577,109        102,401

Less:
Waiver of Investment Advisory Fees .................      (117,206)       (52,020)       (29,586)
Reimbursement of Other Operating Expenses ..........       (10,983)            --        (29,248)
Fees Paid Indirectly ...............................          (376)          (376)           (59)
                                                       -----------    -----------    -----------
   NET EXPENSES ....................................       156,277        524,713         43,508
                                                       -----------    -----------    -----------
NET INVESTMENT INCOME ..............................       162,847        821,617         24,947
                                                       -----------    -----------    -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ............       545,368      1,575,829        (81,820)
                                                       -----------    -----------    -----------
NET CHANGE IN
   UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS ..................................     2,497,935      3,860,806        244,109
                                                       -----------    -----------    -----------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS .............................     3,043,303      5,436,635        162,289
                                                       -----------    -----------    -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .......................   $ 3,206,150    $ 6,258,252    $   187,236
                                                       ===========    ===========    ===========

*     COMMENCED OPERATIONS ON APRIL 2, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               WHG FUNDS
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                            WHG
                                                          INCOME           WHG
                                                        OPPORTUNITY      BALANCED
                                                           FUND            FUND
                                                        -----------    -----------
INVESTMENT INCOME
Dividends ...........................................   $ 4,912,538    $   105,340
Interest ............................................     1,803,048        138,885
Less Foreign Taxes Withheld .........................            --           (247)
                                                        -----------    -----------
   TOTAL INVESTMENT INCOME ..........................     6,715,586        243,978
                                                        -----------    -----------
EXPENSES
Investment Advisory Fees ............................       780,293         56,733
Administration Fees .................................       243,658         17,604
Trustees' Fees ......................................        23,372          1,511
Chief Compliance Officer Fees .......................        14,112          1,890
Shareholder Servicing Fees ..........................       196,360            114
Transfer Agent Fees .................................        74,071         29,222
Professional Fees ...................................        71,661         26,403
Printing Fees .......................................        21,180          1,511
Registration and Filing Fees ........................        20,681         11,659
Offering Costs ......................................         5,432         28,063
Custodian Fees ......................................         5,363          1,050
Other Expenses ......................................        13,863          7,279
                                                        -----------    -----------
   TOTAL EXPENSES ...................................     1,470,046        183,039
                                                        -----------    -----------
Less:
Waiver of Investment Advisory Fees ..................      (429,458)       (56,733)
Reimbursement of Other Operating Expenses ...........            --        (50,462)
Fees Paid Indirectly ................................          (207)          (200)
                                                        -----------    -----------
   NET EXPENSES .....................................     1,040,381         75,644
                                                        -----------    -----------
NET INVESTMENT INCOME ...............................     5,675,205        168,334
                                                        -----------    -----------
NET REALIZED GAIN ON INVESTMENTS ....................     2,106,855        136,176
                                                        -----------    -----------
NET CHANGE IN
   UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS ...................................    (2,589,311)       727,816
                                                        -----------    -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ............................      (482,456)       863,992
                                                        -----------    -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ........................   $ 5,192,749    $ 1,032,326
                                                        ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 YEAR ENDED        PERIOD ENDED
                                                 OCTOBER 31,        OCTOBER 31,
                                                    2007               2006*
                                                -------------      ------------

OPERATIONS:
   Net Investment Income ....................   $     162,847      $     21,712
   Net Realized Gain (Loss) on Investments ..         545,368           (57,809)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments .........       2,497,935           512,127
                                                -------------      ------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .............       3,206,150           476,030
                                                -------------      ------------
DIVIDENDS:
   Net Investment Income ....................         (39,219)               --
                                                -------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................      14,269,294         8,353,096
   Reinvestment of Dividends ................          39,219                --
   Redeemed .................................      (2,414,007)          (49,300)
                                                -------------      ------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ............      11,894,506         8,303,796
                                                -------------      ------------
   TOTAL INCREASE IN NET ASSETS .............      15,061,437         8,779,826
                                                -------------      ------------
NET ASSETS:
   Beginning of Period ......................       8,779,826                --
                                                -------------      ------------
   End of Period ............................   $  23,841,263      $  8,779,826
                                                =============      ============
   Undistributed Net Investment Income ......   $     145,340      $     21,712
                                                =============      ============

SHARES ISSUED AND REDEEMED:
   Issued ...................................       1,216,650           823,680
   Reinvestment of Dividends ................           3,543                --
   Redeemed .................................        (202,739)           (4,592)
                                                -------------      ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ....................       1,017,454           819,088
                                                =============      ============

*     COMMENCED OPERATIONS ON JUNE 28, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 YEAR ENDED        PERIOD ENDED
                                                 OCTOBER 31,        OCTOBER 31,
                                                    2007               2006*
                                                -------------      ------------

OPERATIONS:
   Net Investment Income ....................   $     821,617      $     40,451
   Net Realized Gain on Investments .........       1,575,829            63,019
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments .........       3,860,806           896,373
                                                -------------      ------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .............       6,258,252           999,843
                                                -------------      ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ....................        (168,819)               --
   Net Realized Gains .......................         (75,561)               --
                                                -------------      ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ........        (244,380)               --
                                                -------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................      61,210,807         9,871,201
   Reinvestment of Dividends ................         244,379                --
   Redeemed .................................     (11,115,469)         (309,328)
                                                -------------      ------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ............      50,339,717         9,561,873
                                                -------------      ------------
   TOTAL INCREASE IN NET ASSETS .............      56,353,589        10,561,716
                                                -------------      ------------
NET ASSETS:
   Beginning of Period ......................      10,561,716                --
                                                -------------      ------------
   End of Period ............................   $  66,915,305      $ 10,561,716
                                                =============      ============
   Undistributed Net Investment Income ......   $     675,630      $     43,494
                                                =============      ============

SHARES ISSUED AND REDEEMED:
   Issued ...................................       4,728,324           948,921
   Reinvestment of Dividends ................          20,432                --
   Redeemed .................................        (834,803)          (28,075)
                                                -------------      ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ....................       3,913,953           920,846
                                                =============      ============

*     COMMENCED OPERATIONS ON DECEMBER 19, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   PERIOD ENDED
                                                                    OCTOBER 31,
                                                                       2007*
                                                                   ------------

OPERATIONS:
   Net Investment Income .................................         $     24,947
   Net Realized Loss on Investments ......................              (81,820)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ......................              244,109
                                                                   ------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ..........................              187,236
                                                                   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ................................................           12,232,139
   Redeemed ..............................................             (632,412)
                                                                   ------------
   NET INCREASE IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS ....................           11,599,727
                                                                   ------------
   TOTAL INCREASE IN NET ASSETS ..........................           11,786,963
                                                                   ------------
NET ASSETS:
   Beginning of Period ...................................                   --
                                                                   ------------
   End of Period .........................................         $ 11,786,963
                                                                   ============
   Undistributed Net Investment Income ...................         $     28,364
                                                                   ============

SHARES ISSUED AND REDEEMED:
   Issued ................................................            1,203,008
   Redeemed ..............................................              (61,996)
                                                                   ------------
   NET INCREASE IN SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS ............................            1,141,012
                                                                   ============

*     COMMENCED OPERATIONS ON APRIL 2, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 YEAR ENDED        PERIOD ENDED
                                                 OCTOBER 31,        OCTOBER 31,
                                                    2007               2006*
                                                -------------      ------------

OPERATIONS:
   Net Investment Income ....................   $   5,675,205      $  2,073,553
   Net Realized Gain (Loss) on Investments ..       2,106,855           (41,712)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments .........      (2,589,311)        1,877,879
                                                -------------      ------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .............       5,192,749         3,909,720
                                                -------------      ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ....................      (5,565,808)       (1,883,627)
   Net Realized Gains .......................         (28,451)               --
                                                -------------      ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ........      (5,594,259)       (1,883,627)
                                                -------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................      78,422,824        76,655,590
   Reinvestment of Dividends ................       5,579,536         1,875,300
   Redeemed .................................     (31,943,573)       (7,784,220)
                                                -------------      ------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ............      52,058,787        70,746,670
                                                -------------      ------------
   TOTAL INCREASE IN NET ASSETS .............      51,657,277        72,772,763
                                                -------------      ------------
NET ASSETS:
   Beginning of Period ......................      72,772,763                --
                                                -------------      ------------
   End of Period ............................   $ 124,430,040      $ 72,772,763
                                                =============      ============
   Undistributed (Distributions in Excess of)
      Net Investment Income .................   $    (168,084)     $    139,863
                                                =============      ============

SHARES ISSUED AND REDEEMED:
   Issued ...................................       7,195,254         7,542,685
   Reinvestment of Dividends ................         517,984           184,559
   Redeemed .................................      (2,945,590)         (764,081)
                                                -------------      ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ....................       4,767,648         6,963,163
                                                =============      ============

*     COMMENCED OPERATIONS ON DECEMBER 19, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              YEAR ENDED    PERIOD ENDED
                                                              OCTOBER 31,    OCTOBER 31,
                                                                 2007           2006*
                                                             ------------   ------------
OPERATIONS:
   Net Investment Income .................................   $    168,334   $     10,800
   Net Realized Gain (Loss) on Investments ...............        136,176         (3,260)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .......................        727,816         96,764
                                                             ------------   ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ...........................      1,032,326        104,304
                                                             ------------   ------------
DIVIDENDS:
   Net Investment Income .................................       (161,491)            --
                                                             ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ................................................      4,288,193      4,562,339
   Reinvestment of Dividends .............................        156,084             --
   Redeemed ..............................................       (282,042)            --
                                                             ------------   ------------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ..........................      4,162,235      4,562,339
                                                             ------------   ------------
   TOTAL INCREASE IN NET ASSETS ..........................      5,033,070      4,666,643
                                                             ------------   ------------
NET ASSETS:
   Beginning of Period ...................................      4,666,643             --
                                                             ------------   ------------
   End of Period .........................................   $  9,699,713   $  4,666,643
                                                             ============   ============
   Undistributed Net Investment Income ...................   $     17,643   $     10,800
                                                             ============   ============
SHARES ISSUED AND REDEEMED:
   Issued ................................................        396,917        450,349
   Reinvestment of Dividends .............................         14,242             --
   Redeemed ..............................................        (25,804)            --
                                                             ------------   ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ..................................        385,355        450,349
                                                             ============   ============

*     COMMENCED OPERATIONS ON SEPTEMBER 8, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                              YEAR ENDED    PERIOD ENDED
                                                              OCTOBER 31,    OCTOBER 31,
                                                                 2007          2006(1)
                                                             ------------   ------------
Net Asset Value, Beginning of Period .....................   $      10.72   $      10.00
                                                             ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ..............................           0.12           0.04
   Net Realized and Unrealized Gain on Investments .......           2.18           0.68
                                                             ------------   ------------
   Total from Investment Operations ......................           2.30           0.72
                                                             ------------   ------------
DIVIDENDS:
   Net Investment Income .................................          (0.04)            --
                                                             ------------   ------------
   Total Dividends .......................................          (0.04)            --
                                                             ------------   ------------
Net Asset Value, End of Period ...........................   $      12.98   $      10.72
                                                             ============   ============
   TOTAL RETURN+ .........................................          21.54%          7.20%
                                                             ============   ============

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ....................   $     23,841   $      8,780
Ratio of Expenses to Average Net Assets ..................           1.00%          1.00%*
Ratio of Expenses to Average Net Assets (Excluding
   Waivers, Expense Reimbursements and Fees Paid
   Indirectly) ...........................................           1.82%          3.39%*
Ratio of Net Investment Income to Average Net Assets .....           1.04%          1.04%*
Portfolio Turnover Rate ..................................             50%            13%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

 + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 *    ANNUALIZED.

**    NOT ANNUALIZED.

(1)   COMMENCED OPERATIONS ON JUNE 28, 2006.

(2)   CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                              YEAR ENDED    PERIOD ENDED
                                                              OCTOBER 31,    OCTOBER 31,
                                                                 2007          2006(1)
                                                             ------------   ------------
Net Asset Value, Beginning of Period .....................   $      11.47   $      10.00
                                                             ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ..............................           0.26           0.06
   Net Realized and Unrealized Gain on Investments .......           2.28           1.41
                                                             ------------   ------------
   Total from Investment Operations ......................           2.54           1.47
                                                             ------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .................................          (0.09)            --
   Net Realized Gains ....................................          (0.08)            --
                                                             ------------   ------------
   Total Dividends and Distributions .....................          (0.17)            --
                                                             ------------   ------------
   Net Asset Value, End of Period ........................   $      13.84   $      11.47
                                                             ============   ============
   TOTAL RETURN+ .........................................          22.43%         14.70%
                                                             ============   ============

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ....................   $     66,915   $     10,562
Ratio of Expenses to Average Net Assets ..................           1.25%          1.25%*
Ratio of Expenses to Average Net Assets (Excluding
   Waivers, Expense Reimbursements and Fees Paid
   Indirectly) ...........................................           1.37%          3.20%*
Ratio of Net Investment Income to Average Net Assets .....           1.96%          0.66%*
Portfolio Turnover Rate ..................................             63%            42%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

 + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 *    ANNUALIZED.

**    NOT ANNUALIZED.

(1)   COMMENCED OPERATIONS ON DECEMBER 19, 2005.

(2)   CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                            PERIOD ENDED
                                                                             OCTOBER 31,
                                                                               2007(1)
                                                                            ------------
Net Asset Value, Beginning of Period ....................................   $      10.00
                                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) .............................................           0.04
   Net Realized and Unrealized Gain on Investments ......................           0.29
                                                                            ------------
   Total from Investment Operations .....................................           0.33
                                                                            ------------
Net Asset Value, End of Period ..........................................   $      10.33
                                                                            ============
   TOTAL RETURN+ ........................................................           3.30%
                                                                            ============

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...................................   $     11,787
Ratio of Expenses to Average Net Assets .................................           1.25%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and
   Expense Reimbursements) ..............................................           2.94%*
Ratio of Net Investment Income to Average Net Assets ....................           0.72%*
Portfolio Turnover Rate .................................................             25%**

 + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  *   ANNUALIZED.

 **   NOT ANNUALIZED.

(1)   COMMENCED OPERATIONS ON APRIL 2, 2007.

(2)   CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                 YEAR ENDED      PERIOD ENDED
                                                 OCTOBER 31,      OCTOBER 31,
                                                    2007            2006(1)
                                               -------------     ------------
Net Asset Value, Beginning of Period .......   $       10.45     $      10.00
                                               -------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ................            0.59             0.43
   Net Realized and Unrealized Gain
      on Investments .......................            0.14(4)          0.39
                                               -------------     ------------
   Total from Investment Operations ........            0.73             0.82
                                               -------------     ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...................           (0.57)           (0.37)
   Net Realized Gains ......................              --(3)            --
                                               -------------     ------------
   Total Dividends and Distributions .......           (0.57)           (0.37)
                                               -------------     ------------
   Net Asset Value, End of Period ..........   $       10.61     $      10.45
                                               =============     ============
      TOTAL RETURN+ ........................            7.00%            8.42%
                                               =============     ============

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ......   $     124,430     $     72,773
Ratio of Expenses to Average Net
   Assets ..................................            1.00%            1.00%*
Ratio of Expenses to Average Net Assets
(Excluding Waivers and Fees Paid
   Indirectly) .............................            1.41%            1.73%*
Ratio of Net Investment Income to
   Average Net Assets ......................            5.45%            4.89%*
Portfolio Turnover Rate ....................              62%              45%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*     ANNUALIZED.

**    NOT ANNUALIZED.

(1)   COMMENCED OPERATIONS ON DECEMBER 19, 2005.

(2)   CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(3)   AMOUNT LESS THAN $0.01 PER SHARE.

(4) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                  YEAR ENDED     PERIOD ENDED
                                                  OCTOBER 31,     OCTOBER 31,
                                                     2007           2006(1)
                                                -------------    ------------
Net Asset Value, Beginning of Period ........   $       10.36    $      10.00
                                                -------------    ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) .................            0.24            0.03
   Net Realized and Unrealized Gain on
      Investments ...........................            1.24            0.33
                                                -------------    ------------
   Total from Investment Operations .........            1.48            0.36
                                                -------------    ------------
DIVIDENDS:
   Net Investment Income ....................           (0.23)             --
                                                -------------    ------------
   Total Dividends ..........................           (0.23)             --
                                                -------------    ------------
Net Asset Value, End of Period ..............   $       11.61    $      10.36
                                                =============    ============
   TOTAL RETURN+ ............................           14.40%           3.60%
                                                =============    ============

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .......   $       9,700    $      4,667
Ratio of Expenses to Average Net Assets .....            1.00%           1.00%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense Reimbursements
   and Fees Paid Indirectly) ................            2.42%           7.52%*
Ratio of Net Investment Income to
   Average Net Assets .......................            2.23%           2.30%*
Portfolio Turnover Rate .....................              31%              2%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*     ANNUALIZED.

**    NOT ANNUALIZED.

(1)   COMMENCED OPERATIONS ON SEPTEMBER 8, 2006.

(2)   CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and WHG Balanced Fund (the "Funds"). WHG SMidCap Fund and WHG Income Opportunity Fund commenced operations on December 19, 2005. WHG LargeCap Value Fund commenced operations on June 28, 2006. WHG Balanced Fund commenced operations on September 8, 2006. WHG SmallCap Value Fund commenced operations on April 2, 2007. The WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund seek long-term capital appreciation. The WHG Income Opportunity Fund and WHG Balanced Fund seek long-term capital appreciation and provide current income by investing in a portfolio of stocks and fixed-income securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

      the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2007, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

      INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

      The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the funds in the Trust based on the number of funds and/or relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund distribute substantially all of their net investment income, if any, at least annually. The WHG Income Opportunity Fund and WHG Balanced Fund distribute substantially all of their net investment income, if any, quarterly. For each Fund, any net realized capital gains are distributed at least annually. All dividends and distributions are recorded on ex-dividend date.

      OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses, legal and registration fees, are amortized over twelve months from the inception of the Funds. As of October 31, 2007, $15,164 remained to be amortized for the WHG SmallCap Value Fund.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING,
   TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.12% of the first $100 million, 0.08% of the next $200 million, 0.06% of the next $550

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

million and 0.04% of any amount above $850 million of the Funds' average daily net assets, subject to a minimum fee of $75,000 for each fund plus $15,000 per each additional class in the first year of operations. The minimum fee shall be increased to $100,000 for each fund plus $15,000 per each additional class following the first year of operations.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and the WHG Balanced Fund earned credits of $376, $376, $59, $207 and $200, respectively, which were used to offset transfer agent expenses.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Westwood Management Corp. (the "Adviser").

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement with the Funds, the Adviser provides investment advisory services to the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG Income Opportunity Fund and WHG Balanced Fund at a fee calculated at an annual rate of 0.75% of each Fund's average daily net assets and to the WHG SmallCap Value Fund at a fee calculated at an annual rate of 0.85% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and the WHG Balanced Fund total annual operating expenses, after the effect of

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

expense offset arrangements, from exceeding 1.00%, 1.25%, 1.25%, 1.00% and 1.00% of average daily net assets, respectively.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement.
Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.

At October 31, 2007, pursuant to the above, the amount of previously waived and reimbursed fees for the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund and WHG Balanced Fund for which the Adviser may seek reimbursement was $177,799, $171,278, $58,834, $740,318 and
$137,744, respectively.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales and maturities, other than long-term U.S. Government securities and short-term securities, for the period ended October 31, 2007, were as follows:

                                               PURCHASES    SALES AND MATURITIES
                                             ------------   --------------------
WHG LargeCap Value Fund                      $ 18,904,520       $  7,495,928
WHG SMidCap Fund                               71,756,713         24,875,392
WHG SmallCap Value Fund                        11,863,612          1,514,068
WHG Income Opportunity Fund                    74,963,555         44,259,666
WHG Balanced Fund                               4,810,979          1,980,912

There were purchases and sales/maturities of long-term U.S. Government Securities of $22,240,175 and $6,784,469, respectively, in the WHG Income Opportunity Fund. There were purchases and sales/maturities of long-term U.S. Government Securities of $1,190,090 and $0, respectively, in the WHG Balanced Fund. There were no purchases or sales of long-term U.S. Government Securities in the WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund.

7. FEDERAL TAX INFORMATION:

It is each Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the difference arises.

Accordingly, the following permanent differences are primarily attributable to Master Limited Partnerships, dividend income reclasses and REIT adjustments which have been classified to (from) the following accounts:

                                           UNDISTRIBUTED
                                          NET INVESTMENT        ACCUMULATED
                                              INCOME       REALIZED GAIN/(LOSS)
                                          --------------   --------------------
WHG SMidCap Fund                            $  (20,662)          $  20,662
WHG SmallCap Value Fund                          3,417              (3,417)
WHG Income Opportunity Fund                   (417,344)            417,344

The tax character of dividends and distributions declared during the periods ended October 31, 2007 and 2006 was as follows:

                                                            ORDINARY INCOME
                                                            ---------------
WHG LargeCap Value Fund                           2007         $    39,219
                                                  2006                  --
WHG SMidCap Fund                                  2007             244,380
                                                  2006                  --
WHG Income Opportunity Fund                       2007           5,594,259
                                                  2006           1,883,627
WHG Balanced Fund                                 2007             161,491
                                                  2006                  --

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

                      UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL        UNREALIZED        OTHER          TOTAL
                         ORDINARY       LONG-TERM         LOSS         APPRECIATION/    TEMPORARY    DISTRIBUTABLE
                          INCOME       CAPITAL GAIN   CARRYFORWARDS   (DEPRECIATION)   DIFFERENCES      EARNINGS
                      -------------   -------------   -------------   --------------   -----------   -------------
WHG LargeCap
  Value Fund           $   607,649     $    34,549      $      --      $ 3,000,763      $      --     $ 3,642,961
WHG SMidCap Fund         1,594,707         760,489             --        4,658,519             --       7,013,715
WHG SmallCap
  Value Fund                28,364              --        (15,219)         174,091             --         187,236
WHG Income
  Opportunity Fund         510,401       1,683,883             --         (401,618)      (168,083)      1,624,583
WHG Balanced Fund          151,052              --             --          824,087             --         975,139

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                             TOTAL CAPITAL LOSS
                                                   EXPIRES      CARRYFORWARDS
                                                  10/31/15        10/31/07
                                                  --------   ------------------
WHG SmallCap Value Fund                           $ 15,219        $ 15,219

During the year ended October 31, 2007, the WHG LargeCap Value Fund and WHG Balanced Fund utilized $56,686 and $3,043, respectively, of capital loss carryforwards to offset capital gains.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Funds at October 31, 2007, were as follows:

                                        AGGREGATE      AGGREGATE           NET
                         FEDERAL          GROSS          GROSS         UNREALIZED
                           TAX         UNREALIZED      UNREALIZED     APPRECIATION/
                           COST       APPRECIATION    DEPRECIATION   (DEPRECIATION)
                      -------------   ------------   -------------   --------------
WHG LargeCap
  Value Fund          $  21,748,108    $ 3,380,561   $   (379,798)    $ 3,000,763
WHG SMidCap Fund         61,358,847      6,879,627     (2,221,108)      4,658,519
WHG SmallCap
  Value Fund             11,663,186        687,318       (513,227)        174,091
WHG Income
  Opportunity Fund      124,616,878      2,344,321     (2,745,939)       (401,618)
WHG Balanced Fund         8,862,198        941,001       (116,914)        824,087

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

8. INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. OTHER:

At October 31, 2007, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus accounts that are held on behalf of various individual shareholders was as follows:

                                                           NO. OF         %
                                                        SHAREHOLDERS  OWNERSHIP
                                                        ------------  ---------
WHG LargeCap Value Fund .............................         3          92%
WHG SMidCap Fund ....................................         4          68%
WHG SmallCap Value Fund .............................         3          70%
WHG Income Opportunity Fund .........................         1          84%
WHG Balanced Fund ...................................         1          76%

10. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Funds, with the exception of the WHG SmallCap Value Fund, will adopt FIN 48 in their semi-annual report on April 30, 2008. As of October 31, 2007, the WHG LargeCap Value Fund, the WHG SMidCap Fund, the WHG Income Opportunity Fund and the WHG Balanced Fund do not anticipate a material impact to the financial statements. The WHG SmallCap Value Fund adopted FIN 48 and based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However,

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of any changes to tax laws, regulations and interpretations thereof.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

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THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of WHG Funds of The Advisors' Inner Circle Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the WHG Large Cap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and WHG Balanced Fund (five of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2007, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WHG Large Cap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and WHG Balanced Fund of The Advisors' Inner Circle Fund at October 31, 2007, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 17, 2007


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THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                              BEGINNING     ENDING                   EXPENSES
                               ACCOUNT      ACCOUNT    ANNUALIZED      PAID
                                VALUE        VALUE       EXPENSE      DURING
                               5/1/07      10/31/07      RATIOS     PERIOD(1)
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
LargeCap Value               $ 1,000.00   $ 1,104.70      1.00%       $ 5.30
SMidCap                        1,000.00     1,028.20      1.25          6.39
SmallCap Value                 1,000.00     1,008,80      1.25          6.33
Income Opportunity             1,000.00       980.50      1.00          4.99
Balanced                       1,000.00     1,072,60      1.00          5.22
HYPOTHETICAL 5% RETURN
LargeCap Value               $ 1,000.00   $ 1,020.16      1.00%       $ 5.09
SMidCap                        1,000.00     1,018.90      1.25          6.36
SmallCap Value                 1,000.00     1.018.90      1.25          6.36
Income Opportunity             1,000.00     1,020.16      1.00          5.09
Balanced                       1,000.00     1,020.16      1.00          5.09
--------------------------------------------------------------------------------

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested"

                                                                 TERM OF
                                               POSITION(S)      OFFICE AND
 NAME, ADDRESS,                                 HELD WITH       LENGTH OF
      AGE 1                                     THE TRUST     TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER                                Chairman       (Since 1991)
61 yrs. old                                   of the Board
                                              of Trustees

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional
Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-386-3944. The following chart lists Trustees and Officers as of November 15, 2007.

                                           NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)         OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                 MEMBER             HELD BY BOARD MEMBER 3
-------------------------------------------------------------------------------------------
SEI employee 1974-present. Currently          36           Trustee of The Advisors' Inner
performs various services on behalf                        Circle Fund II, Bishop Street
of SEI Investments for which                               Funds, SEI Asset Allocation
Mr. Nesher is compensated. Executive                       Trust, SEI Daily Income Trust,
Vice President of SEI Investments,                         SEI Index Funds. SEI
1986-1994. Director and Executive                          Institutional International
Vice President of the Administrator                        Trust,SEI Institutional
and the Distributor, 1981-1994.                            Investments Trust, SEI
                                                           Institutional Managed Trust, SEI
                                                           Liquid Asset Trust, SEI Tax
                                                           Exempt Trust, SEI Opportunity
                                                           Master Fund, L.P., SEI
                                                           Opportunity Fund, L.P., SEI
                                                           Global Master Fund, PLC, SEI
                                                           Global Assets Fund, PLC, SEI
                                                           Global Investments Fund, PLC,
                                                           SEI Investments Global, Limited,
                                                           SEI Investments Global Fund
                                                           Services Limited, SEI
                                                           Investments (Europe) Ltd., SEI
                                                           Investments-Unit Trust
                                                           Management (UK) Limited, and SEI
                                                           Global Nominee Ltd.
-------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  TERM OF
                                                POSITION(S)      OFFICE AND
      NAME, ADDRESS,                             HELD WITH       LENGTH OF
           AGE 1                                 THE TRUST     TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)

WILLIAM M. DORAN                                  Trustee       (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old

--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY                                   Trustee       (Since 1994)
76 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

                                               NUMBER OF
                                              PORTFOLIOS
                                           IN THE ADVISORS'
                                           INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                  MEMBER                HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------------------------
Self Employed Consultant since 2003.               36          Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius LLP                           and SEI Investments Distribution
(law firm) from 1976-2003, counsel to                          Co., SEI Investments-Global Fund
the Trust, SEI Investments, the                                Services, Limited, SEI Investments
Administrator and the Distributor.                             Global Limited, SEI Investments
Director of SEI Investments since 1974;                        (Europe), Limited, SEI Investments
Secretary of SEI Investments since 1978.                       (Asia) Limited, SEI Asset Korea
                                                               Co., Ltd. Trustee of The Advisors'
                                                               Inner Circle Fund II, SEI
                                                               Investments, Bishop Street Funds,
                                                               SEI Asset Allocation Trust, SEI
                                                               Daily Income Trust, SEI Index
                                                               Funds, SEI Institutional
                                                               International Trust, SEI
                                                               Institutional Investments Trust,
                                                               SEI Institutional Managed Trust,
                                                               SEI Liquid Asset Trust and SEI Tax
                                                               Exempt Trust.
--------------------------------------------------------------------------------------------------

Attorney, Solo Practitioner since 1994.            36          Trustee of The Advisors' Inner
Partner, Dechert, September 1987-                              Circle Fund II, Bishop Street
December 1993.                                                 Funds, SEI Asset Allocation Trust,
                                                               SEI Daily Income Trust, SEI Index
                                                               Funds, SEI Institutional
                                                               International Trust, SEI
                                                               Institutional Investments Trust,
                                                               SEI Institutional Managed Trust,
                                                               SEI Liquid Asset Trust and SEI Tax
                                                               Exempt Trust, and the U.S.
                                                               Charitable Gift Trust.
--------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  TERM OF
                                                POSITION(S)      OFFICE AND
      NAME, ADDRESS,                             HELD WITH       LENGTH OF
           AGE 1                                 THE TRUST     TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J. SULLIVAN, JR.                           Trustee       (Since 1999)
65 yrs. old

--------------------------------------------------------------------------------
BETTY L. KRIKORIAN                                Trustee       (Since 2005)
64 yrs. old

--------------------------------------------------------------------------------
CHARLES E. CARLBOM                                Trustee       (Since 2005)
73 yrs. old

--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                               Trustee       (Since 2005)
65 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

                                             NUMBER OF
                                             PORTFOLIOS
                                         IN THE ADVISORS'
                                         INNER CIRCLE FUND
PRINCIPAL OCCUPATION(S)                  OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
 DURING PAST 5 YEARS                           MEMBER               HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------------------------
Chief Executive Officer, Newfound                36          Trustee, State Street Navigator
Consultants, Inc. since April 1997.                          Securities Lending Trust, since 1995.
General Partner, Teton Partners, L.P.,                       Trustee of The Fulcrum Trust. Trustee
June 1991-December 1996; Chief                               of the Advisors' Inner Circle Fund
Financial Officer, Nobel Partners,                           II, Bishop Street Funds, SEI Asset
L.P., March 1991-December 1996;                              Allocation Trust, SEI Daily Income
Treasurer and Clerk, Peak Asset                              Trust, SEI Index Funds, SEI
Management. Inc., since 1991.                                Institutional International Trust,
                                                             SEI Institutional Investments Trust,
                                                             SEI Institutional Managed Trust, SEI
                                                             Liquid Asset Trust, SEI Tax Exempt
                                                             Trust, SEI Opportunity Master Fund,
                                                             L.P., and SEI Opportunity Fund, L.P.
--------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial                36          Trustee of The Advisors' Inner Circle
Services Consultant since 2003. State                        Fund II and Bishop Street Funds.
Street Bank Global Securities and Cash
Operations from 1995 to 2003.
--------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,               36          Director, Crown Pacific, Inc. Trustee
Business Project Inc. since 1997. CEO                        of The Advisors' Inner Circle Fund II
and President, United Grocers Inc.                           and Bishop Street Funds.
from 1997 to 2000.
--------------------------------------------------------------------------------------------------
Retired.                                         36          Director, Federal Agricultural
                                                             Mortgage Corporation. Trustee of The
                                                             Advisors' Inner Circle Fund II and
                                                             Bishop Street Funds.
--------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      TERM OF
                                     POSITION(S)                    OFFICE AND
  NAME, ADDRESS,                      HELD WITH                      LENGTH OF
      AGE 1                           THE TRUST                     TIME SERVED
--------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA                    President                    (Since 2003)
45 yrs. old

--------------------------------------------------------------------------------
MICHAEL LAWSON                      Controller and                 (Since 2005)
47 yrs. old                    Chief Financial Officer

--------------------------------------------------------------------------------
RUSSELL EMERY                      Chief Compliance                (Since 2006)
44 yrs. old                            Officer

--------------------------------------------------------------------------------
CAROLYN F. MEAD                     Vice President                 (Since 2007)
50 yrs. old                         and Secretary

--------------------------------------------------------------------------------
JAMES NDIAYE                        Vice President                 (Since 2004)
39 yrs. old                    and Assistant Secretary

--------------------------------------------------------------------------------
TIMOTHY D. BARTO               Assistant Vice President            (Since 2000)
39 yrs. old                    and Assistant Secretary

--------------------------------------------------------------------------------
SOFIA ROSALA                        Assistant Vice                 (Since 2006)
33 yrs. old                         President and
                                 Assistant Secretary

--------------------------------------------------------------------------------
JOSEPH M. GALLO                     Vice President                 (Since 2007)
34 yrs. old                    and Assistant Secretary

--------------------------------------------------------------------------------
NICOLE WELCH                         AML Officer                   (Since 2005)
30 yrs. old

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

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--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

                                                               NUMBER OF
                                                              PORTFOLIOS
                                                           IN THE ADVISORS'         OTHER
                                                           INNER CIRCLE FUND    DIRECTORSHIPS
                 PRINCIPAL OCCUPATION(S)                   OVERSEEN BY BOARD       HELD BY
                   DURING PAST 5 YEARS                          MEMBER           BOARD MEMBER
----------------------------------------------------------------------------------------------
Senior Operations Officer, SEI Investments, Fund                 N/A                N/A
Accounting and Administration (1996-present);
Assistant Chief Accountant for the U.S. Securities
and Exchange Commission's Division of Investment
Management (1993-1996).
----------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting since July            N/A                N/A
2005. Manager, SEI Investments AVP from April 1995
to February 1998 and November 1998 to July 2005.
----------------------------------------------------------------------------------------------
Director of Investment Product Management and                    N/A                N/A
Development at SEI Investments since February
2003. Senior Investment Analyst, Equity team at
SEI Investments from March 2000 to February 2003.
----------------------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007; Associate,                  N/A                N/A
Stradley, Ronon, Stevens & Young 2004-2007;
Counsel, ING Variable Annuities, 1999-2002.
----------------------------------------------------------------------------------------------
Employed by SEI Investments Company since 2004.                  N/A                N/A
Vice President, Deutsche Asset Management from
2003-2004. Associate, Morgan, Lewis & Bockius LLP
from 2000-2003. Counsel, Assistant Vice President,
ING Variable Annuities Group from 1999-2000.
----------------------------------------------------------------------------------------------
General Counsel, Vice President and Assistant                    N/A                N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert
(law firm) from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from 1994-1997.
----------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI                    N/A                N/A
Investments Management Corp. and SEI Global
Funds Services since 2005. Compliance Officer
of SEI Investments from 2001-2004. Account
and Product Consultant SEI Private Trust
Company, 1998-2001.
----------------------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007; Associate                   N/A                N/A
Counsel, ICMA Retirement Corporation 2004-2007;
Federal Investigator, U.S. Department of Labor
2002-2004; U.S. Securities and Exchange Commission-
Division of Investment Management, 2003.
----------------------------------------------------------------------------------------------
Assistant Vice President and AML Compliance                      N/A                N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
----------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on August 7, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided a firm overview, discussing its investment philosophy, continuity of senior management and emphasis on compliance. The Adviser's representatives then reviewed the Adviser's growth in assets under management and provided an overview of the Adviser's personnel and adviser compensation structure. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed


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

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--------------------------------------------------------------------------------

the portfolio management services provided by the Adviser to the Funds, including the quality of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER. The Board was provided with information regarding the Funds' performance since the Advisory Agreement was last approved, as well as information regarding the Funds' performance since its inception. The Board also compared the Funds' performance to its benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds, focusing on investment approach and general economic factors. Based on this information, the Board was satisfied with the investment results that the Adviser had been able to achieve for the Funds relative to their respective benchmarks.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser, as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Funds, and concluded that that such profit was not excessive. The Trustees also reviewed reports comparing the advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the Funds' advisory fee, after waivers, was substantially lower than that of the majority of funds in their peer group and was the result of arm's length negotiations. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS  (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2007, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2007, the Funds are designating the following items with regard to distributions paid during the year.

                                    LONG-TERM        ORDINARY
                                   CAPITAL GAIN       INCOME          TOTAL          QUALIFYING
                                  DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS     DIVIDENDS (1)
                                  -------------   -------------   -------------   ----------------
WHG LargeCap Value Fund ........      0.00%          100.00%         100.00%           75.63%
WHG SMidCap Fund ...............      0.00%          100.00%         100.00%           56.43%
WHG Income Opportunity Fund ....      0.00%          100.00%         100.00%           47.37%
WHG Balanced Fund ..............      0.00%          100.00%         100.00%           25.74%

                                    QUALIFYING         U.S.         QUALIFIED       QUALIFIED
                                     DIVIDEND       GOVERNMENT       INTEREST       SHORT-TERM
                                    INCOME (2)     INTEREST (3)     INCOME (4)    CAPITAL GAIN (5)
                                  -------------   -------------   -------------   ----------------
WHG LargeCap Value Fund ........      75.52%           0.00%           0.00%             0.00%
WHG SMidCap Fund ...............      55.86%           0.00%           0.02%           100.00%
WHG Income Opportunity Fund ....      44.31%          14.38%          27.94%           100.00%
WHG Balanced Fund ..............      26.86%          19.85%          34.32%             0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3) The percentage in this column represents the amount of "U.S. Government Interest" and is reflected as a percentage of total ordinary income distributions that is exempt from state income tax.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

      The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

                                  THE WHG FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-877-FUND-WHG
                                www.whgfunds.com

                                    ADVISER:
                            Westwood Management Corp.
                         200 Crescent Court, Suite 1200
                              Dallas, Texas 75201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                              Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

             This information must be preceded or accompanied by a
                  current prospectus for the Funds described.

WHG-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.